Annual Total Returns - Class A	Dec. 31, 2022
Prospectus #1 | Delaware Limited-Term Diversified Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	(1.81%)
2014	1.28%
2015	0.62%
2016	2.42%
2017	2.11%
2018	(1.08%)
2019	4.51%
2020	4.16%
2021	(0.45%)
2022	(4.26%)
Prospectus #2 | Delaware Tax-Free New Jersey Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	(4.31%)
2014	8.78%
2015	2.16%
2016	0.61%
2017	4.13%
2018	0.29%
2019	6.68%
2020	5.10%
2021	3.28%
2022	(9.67%)
Prospectus #2 | Delaware Tax-Free Oregon Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	(5.08%)
2014	9.06%
2015	2.39%
2016	(0.03%)
2017	3.70%
2018	(0.04%)
2019	5.78%
2020	4.70%
2021	2.82%
2022	(9.86%)